Reserves - Reconciliation (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 1999 USD ($)	Dec. 31, 1993 GBP (£)
Disclosure of reserves within equity [line items]
Foreign exchange arising on consolidation	$ 40	$ (450)	$ 536
Foreign exchange arising on designating borrowings in net investment hedges	(252)	(520)	505
Fair value movements on derivatives designated in net investment hedges	35	(8)	(48)
Foreign exchange arising on net investment hedges	(5)
Borrowings						$ 18,227		$ 19,113		$ 17,807
Foreign exchange change arising on contingent consideration liabilities	(247)
Derivative financial instruments						$ 36		$ 258		$ 28
Other reserves
Disclosure of reserves within equity [line items]
Reserves from cancellation of share premium account | £												£ 1,255
Reserve from redenomination of share capital											$ 157
Foreign currency translation reserve
Disclosure of reserves within equity [line items]
Reserve of cash flow hedges | £					£ 565
Retained earnings.
Disclosure of reserves within equity [line items]
Cumulative translation differences included within retained earnings, beginning balance	(2,007)	(1,017)	(2,028)
Foreign exchange arising on consolidation	40	(450)	536
Exchange adjustments on goodwill (recorded against other reserves)	(5)	(12)	18
Foreign exchange arising on designating borrowings in net investment hedges	(252)	(520)	505
Fair value movements on derivatives designated in net investment hedges	35	(8)	(48)
Net exchange movement in retained earnings	(182)	(990)	1,011
Cumulative translation differences included within retained earnings, ending balance	(2,189)	$ (2,007)	$ (1,017)
Acerta Pharma
Disclosure of reserves within equity [line items]
Foreign exchange change arising on contingent consideration liabilities	(83)
BMS's share of Global Diabetes Alliance
Disclosure of reserves within equity [line items]
Foreign exchange change arising on contingent consideration liabilities	(174)
Almirall
Disclosure of reserves within equity [line items]
Foreign exchange change arising on contingent consideration liabilities	11
Definiens Group
Disclosure of reserves within equity [line items]
Foreign exchange change arising on contingent consideration liabilities	(1)
5.75% Non-callable bond
Disclosure of reserves within equity [line items]
Interest rate on borrowings				5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
0.875% Non-callable bond
Disclosure of reserves within equity [line items]
Borrowings | €				€ 750			€ 750		€ 750
Interest rate on borrowings				0.875%	0.875%	0.875%	0.875%	0.875%	0.875%	0.875%
Instruments designated in cash flow hedge | Cross currency swaps
Disclosure of reserves within equity [line items]
Loss on cost of hedging	$ 47